JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		LONG-TERM INVESTMENTS – 136.4% (97.0% of Total Investments)

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 40.5% (28.8% of Total Investments)

		Angola – 0.3%

$565		Angolan Government International Bond	9.500%	11/12/25	B3	$235,956
335		Angolan Government International Bond, 144A	8.250%	5/09/28	B3	134,941
320		Angolan Government International Bond, 144A	9.375%	5/08/48	B3	124,800
		Total Angola				495,697

		Argentina – 0.7%

45		Argentine Republic Government International Bond	5.625%	1/26/22	Caa2	13,050
75		Argentine Republic Government International Bond	4.625%	1/11/23	Caa2	21,376
300		Argentine Republic Government International Bond	7.500%	4/22/26	Caa2	83,253
493		Argentine Republic Government International Bond	5.875%	1/11/28	Caa2	132,375
360		Argentine Republic Government International Bond	6.625%	7/06/28	Caa2	94,500
160		Argentine Republic Government International Bond	3.750%	12/31/38	Caa2	46,882
200		Argentine Republic Government International Bond	6.875%	1/11/48	Caa2	52,002
150	EUR	Argentine Republic Government International Bond, Reg S	5.250%	1/15/28	Caa2	38,381
117		Ciudad Autonoma De Buenos Aires/Government Bonds, 144A	8.950%	2/19/21	B–	106,011
310		Ciudad Autonoma De Buenos Aires/Government Bonds, 144A	7.500%	6/01/27	B–	193,753
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B–	110,938
76		YPF SA, 144A	8.750%	4/04/24	Caa2	42,750
139		YPF SA, 144A	6.950%	7/21/27	B–	71,627
100		YPF SA, 144A	7.000%	12/15/47	B–	51,000
125		YPF SA, Reg S	8.500%	3/23/21	Caa2	84,312
50		YPF SA, Reg S	8.500%	7/28/25	Caa2	25,800
		Total Argentina				1,168,010

		Armenia – 0.4%

655		Republic of Armenia International Bond, Reg S	7.150%	3/26/25	Ba3	664,825

		Azerbaijan – 1.3%

390		Republic of Azerbaijan International Bond, Reg S	4.750%	3/18/24	BB+	379,459
150		Republic of Azerbaijan International Bond, Reg S	5.125%	9/01/29	BB+	130,610
675		Republic of Azerbaijan International Bond, Reg S	3.500%	9/01/32	BB+	566,156
200		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	203,500
610		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	621,712
210		State Oil Co of the Azerbaijan Republic, Reg S	6.950%	3/18/30	BB+	207,417
		Total Azerbaijan				2,108,854

		Bahrain – 0.4%

475		Bahrain Government International Bond, 144A	5.625%	9/30/31	BB–	391,894
310		Bahrain Government International Bond, Reg S	5.625%	9/30/31	BB–	255,596
		Total Bahrain				647,490

		Bermuda – 0.1%

200		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	202,000

		Brazil – 2.0%

255		Banco do Brasil SA/Cayman, 144A	4.750%	3/20/24	Ba2	247,863
200		Banco do Brasil SA/Cayman, Reg S	4.625%	1/15/25	Ba2	194,000
200		Braskem Netherlands Finance BV, 144A	4.500%	1/31/30	BBB–	155,800
200		Braskem Netherlands Finance BV, Reg S	4.500%	1/10/28	BBB–	158,252
1,764	BRL	Brazil Notas do Tesouro Nacional Serie F	10.000%	1/01/29	BB–	394,856
200		Brazilian Government International Bond	4.750%	1/14/50	BB–	183,210
200		Centrais Eletricas Brasileiras SA, 144A	4.625%	2/04/30	BB–	177,000

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Brazil (continued)

$225		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	BB–	$223,159
205		CSN Resources SA, 144A	7.625%	4/17/26	B2	133,506
395		Itau Unibanco Holding SA/Cayman Island, 144A	2.900%	1/24/23	BB	375,250
200		Minerva Luxembourg SA, Reg S	5.875%	1/19/28	BB–	175,680
75		Petrobras Global Finance BV	7.250%	3/17/44	Ba2	75,810
100		Petrobras Global Finance BV	6.900%	3/19/49	Ba2	97,490
190		Petrobras Global Finance BV, 144A	5.093%	1/15/30	Ba2	173,375
200		Rede D’or Finance Sarl, 144A	4.500%	1/22/30	BB	173,500
200		Suzano Austria GmbH	5.000%	1/15/30	BBB–	176,000
		Total Brazil				3,114,751

		British Virgin Islands – 0.3%

430		State Grid Overseas Investment 2016 Ltd, 144A	3.500%	5/04/27	A+	458,445

		Chile – 0.3%

205		Celulosa Arauco y Constitucion SA, 144A	5.150%	1/29/50	BBB	161,335
200		Colbun SA, 144A	3.150%	3/06/30	BBB	174,000
200		Empresa Nacional del Petroleo, 144A	4.500%	9/14/47	A	158,663
		Total Chile				493,998

		China – 1.6%

200		BRF SA, 144A	4.875%	1/24/30	Ba2	168,000
250		CNOOC Finance 2013 Ltd	2.875%	9/30/29	A+	252,738
200		Industrial & Commercial Bank of China Ltd, Reg S	4.875%	9/21/25	BBB+	215,301
380		Sinopec Group Overseas Development 2012 Ltd, Reg S	4.875%	5/17/42	A+	470,164
925		Sinopec Group Overseas Development 2018 Ltd, 144A	2.500%	8/08/24	A+	921,768
555		Sinopec Group Overseas Development 2018 Ltd, 144A	3.680%	8/08/49	A+	588,751
		Total China				2,616,722

		Colombia – 0.8%

320		Bancolombia SA	3.000%	1/29/25	Baa2	286,723
270		Colombia Government International Bond	3.000%	1/30/30	Baa2	246,105
225		Ecopetrol SA	5.875%	9/18/23	BBB	219,940
80		Ecopetrol SA	5.375%	6/26/26	BBB	77,760
200		Millicom International Cellular SA, 144A	6.250%	3/25/29	BB+	179,000
200		Transportadora de Gas Internacional SA ESP, 144A	5.550%	11/01/28	BBB	192,300
		Total Colombia				1,201,828

		Costa Rica – 0.4%

765		Costa Rica Government International Bond, 144A	6.125%	2/19/31	B+	646,425

		Cote d“Ivoire – 0.3%

100	EUR	Ivory Coast Government International Bond, 144A	5.875%	10/17/31	Ba3	94,043
395		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	Ba3	343,686
		Total Cote d’Ivoire				437,729

		Croatia – 0.9%

475		Croatia Government International Bond, Reg S	5.500%	4/04/23	BBB–	496,937

660	EUR	Croatia Government International Bond, Reg S	3.000%	3/20/27	BBB–	778,985
200	EUR	Croatia Government International Bond, Reg S	1.125%	6/19/29	BBB–	201,300
		Total Croatia				1,477,222

		Dominican Republic – 1.1%

423		Dominican Republic International Bond, Reg S	7.500%	5/06/21	BB–	423,337
285		Dominican Republic International Bond, Reg S	6.600%	1/28/24	BB–	279,303
100		Dominican Republic International Bond, Reg S	6.875%	1/29/26	BB–	99,500
545		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB–	528,650
190		Dominican Republic International Bond, Reg S	6.850%	1/27/45	BB–	174,325
250		Dominican Republic International Bond, 144A	6.400%	6/05/49	BB–	220,000
		Total Dominican Republic				1,725,115

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Ecuador – 0.4%

$346		Ecuador Government International Bond, 144A	9.650%	12/13/26	CCC–	$89,960
255		Ecuador Government International Bond, 144A	7.875%	1/23/28	CCC–	69,671
400		Ecuador Government International Bond, 144A	9.500%	3/27/30	CCC–	118,000
200		Ecuador Government International Bond, Reg S	7.950%	6/20/24	CCC–	56,000
400		Ecuador Government International Bond, Reg S	8.875%	10/23/27	Caa1	100,504
555		Ecuador Government International Bond, Reg S	7.875%	1/23/28	CCC–	151,637
		Total Ecuador				585,772

		Egypt – 1.0%

415		Egypt Government International Bond, 144A	7.600%	3/01/29	B+	371,262
335		Egypt Government International Bond, Reg S	7.600%	3/01/29	B+	299,927
215		Egypt Government International Bond, Reg S	7.053%	1/15/32	B+	174,013
955		Egypt Government International Bond, Reg S	7.903%	2/21/48	B+	767,346
		Total Egypt				1,612,548

		El Salvador – 0.1%

75		El Salvador Government International Bond, Reg S	8.250%	4/10/32	B+	68,250
190		El Salvador Government International Bond, 144A	7.125%	1/20/50	B–	146,300
		Total El Salvador				214,550

		Ethiopia – 0.2%

385		Ethiopia International Bond, Reg S	6.625%	12/11/24	B1	344,198

		Gabon – 0.3%

238		Gabon Government International Bond, Reg S	6.375%	12/12/24	B	164,988
455		Gabon Government International Bond, 144A	6.625%	2/06/31	B	279,295
		Total Gabon				444,283

		Georgia – 0.3%

535		Georgia Government International Bond, Reg S	6.875%	4/12/21	BB	535,454

		Ghana – 0.5%

755		Ghana Government International Bond, Reg S	7.625%	5/16/29	B	540,179
200		Ghana Government International Bond, Reg S	8.125%	3/26/32	B	141,104
250		Ghana Government International Bond, 144A	8.627%	6/16/49	B	174,000
		Total Ghana				855,283

		Greece – 0.1%

120	EUR	Hellenic Republic Government Bond, Reg S	3.500%	1/30/23	BB	140,578

		Hungary – 0.8%

426		Hungary Government International Bond	5.375%	2/21/23	BBB	458,057
306		Hungary Government International Bond	5.750%	11/22/23	BBB	336,600
390		MFB Magyar Fejlesztesi Bank Zrt, Reg S	6.250%	10/21/20	BBB	398,967
		Total Hungary				1,193,624

		India – 0.2%

200		Bharti Airtel Ltd, Reg S	4.375%	6/10/25	BBB–	184,244
200		Greenko Dutch BV, Reg S	5.250%	7/24/24	Ba1	159,480
		Total India				343,724

		Indonesia – 1.5%

625		Indonesia Government International Bond, Reg S	3.375%	4/15/23	BBB	623,979
235		Indonesia Government International Bond, Reg S	4.750%	1/08/26	BBB	248,706
200		Indonesia Government International Bond, Reg S	4.625%	4/15/43	BBB	212,405
200		Indonesia Government International Bond, Reg S	4.750%	7/18/47	Baa2	208,758
200,000	IDR	International Bank for Reconstruction & Development	7.450%	8/20/21	AAA	12,367
3,100,000	IDR	International Finance Corp	8.000%	10/09/23	AAA	196,081
200		Minejesa Capital BV, Reg S	4.625%	8/10/30	Baa3	178,583
250		Minejesa Capital BV, Reg S	5.625%	8/10/37	Baa3	220,000

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Indonesia (continued)

$200		Perusahaan Listrik Negara PT, 144A	5.450%	5/21/28	Baa2	$208,748
375		Perusahaan Listrik Negara PT, Reg S	4.125%	5/15/27	Baa2	361,356
		Total Indonesia				2,470,983

		Israel – 1.1%
200		Israel Electric Corp Ltd, 144A, Reg S	5.000%	11/12/24	BBB	208,252
875		Israel Electric Corp Ltd, 144A, Reg S	4.250%	8/14/28	BBB	882,000
200		Israel Government International Bond	2.750%	7/03/30	A1	200,000
200		Israel Government International Bond	3.875%	7/03/50	A1	200,000
295		State of Israel	2.500%	1/15/30	AA-	297,092
		Total Israel				1,787,344

		Jamaica – 0.6%

310		Jamaica Government International Bond	8.000%	3/15/39	B+	337,903
600		Jamaica Government International Bond	7.875%	7/28/45	B+	642,006
		Total Jamaica				979,909

		Jordan – 0.4%

200		Jordan Government International Bond, 144A	7.375%	10/10/47	B+	167,507
200		Jordan Government International Bond, Reg S	6.125%	1/29/26	B+	182,204
425		Jordan Government International Bond, Reg S	7.375%	10/10/47	B+	355,953
		Total Jordan				705,664

		Kazakhstan – 0.5%

330		Development Bank of Kazakhstan JSC, Reg S	6.500%	6/03/20	Baa3	331,630
395		KazMunayGas National Co JSC, 144A	5.750%	4/19/47	Baa3	391,767
		Total Kazakhstan				723,397

		Kenya – 0.7%

805		Kenya Government International Bond, Reg S	7.000%	5/22/27	N/R	740,790
445		Kenya Government International Bond, Reg S	8.000%	5/22/32	B+	408,495
		Total Kenya				1,149,285

		Lebanon – 0.0%
215		Lebanon Government International Bond, Reg S, (4)	6.200%	2/26/25	N/R	38,950
70		Lebanon Government International Bond, Reg S, (4)	6.600%	11/27/26	N/R	12,600
30		Lebanon Government International Bond, Reg S, (4)	6.750%	11/29/27	N/R	5,401
25		Lebanon Government International Bond, Reg S, (4)	6.650%	11/03/28	N/R	4,501
		Total Lebanon				61,452

		Lithuania – 0.1%

200		Lithuania Government International Bond, Reg S	6.625%	2/01/22	A+	215,944

		Macedonia – 0.4%

515	EUR	North Macedonia Government International Bond, Reg S	3.975%	7/24/21	BB+	577,045

		Malaysia – 0.2%

230		Petronas Capital Ltd, Reg S	3.500%	3/18/25	A2	233,884

		Mexico – 1.5%

9,256		Mexican Bonos	8.500%	5/31/29	A3	421,080
225		Mexico City Airport Trust, Reg S	4.250%	10/31/26	BBB	200,812
397		Mexico Government International Bond	4.500%	4/22/29	A3	406,929
85		Petroleos Mexicanos	6.500%	1/23/29	BBB	61,413
702		Petroleos Mexicanos	6.750%	9/21/47	BBB	448,852
68		Petroleos Mexicanos	6.350%	2/12/48	BBB	42,500
475		Petroleos Mexicanos, 144A	6.840%	1/23/30	BBB	343,672
230		Petroleos Mexicanos, 144A	5.950%	1/28/31	BBB	158,148
480		Petroleos Mexicanos, 144A	7.690%	1/23/50	BBB	333,600
		Total Mexico				2,417,006

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Mongolia – 0.2%

$275		Mongolia Government International Bond, Reg S	5.125%	12/05/22	B	$244,734

		Morocco – 0.8%

285		Morocco Government International Bond, Reg S	4.250%	12/11/22	BBB–	282,341
310		Morocco Government International Bond, Reg S	5.500%	12/11/42	BBB–	328,290
410		OCP SA, Reg S	5.625%	4/25/24	BBB–	406,442
295		OCP SA, Reg S	4.500%	10/22/25	BBB–	278,206
		Total Morocco				1,295,279

		Nigeria – 0.3%

390		Nigeria Government International Bond, Reg S	8.747%	1/21/31	B+	280,338
300		Nigeria Government International Bond, Reg S	7.875%	2/16/32	B+	209,940
		Total Nigeria				490,278

		Oman – 0.9%

260		Oman Government International Bond, 144A	3.625%	6/15/21	Ba2	239,200
200		Oman Government International Bond, 144A	4.875%	2/01/25	Ba2	155,488
200		Oman Government International Bond, 144A	6.500%	3/08/47	Ba2	130,532
305		Oman Government International Bond, 144A	6.750%	1/17/48	Ba2	201,300
455		Oman Government International Bond, Reg S	3.625%	6/15/21	Ba2	418,600
240		Oman Government International Bond, Reg S	4.750%	6/15/26	Ba2	171,360
200		Oman Government International Bond, Reg S	6.750%	1/17/48	Ba2	132,000
		Total Oman				1,448,480

		Panama – 2.1%

200		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB+	216,000
200		Panama Government International Bond	3.750%	3/16/25	BBB+	207,752
125		Panama Government International Bond	7.125%	1/29/26	BBB+	150,939
505		Panama Government International Bond	3.160%	1/23/30	BBB+	505,005
625		Panama Government International Bond	4.500%	4/16/50	BBB+	686,725
320		Panama Government International Bond	4.500%	4/01/56	BBB+	346,400
860		Panama Government International Bond	3.870%	7/23/60	BBB+	857,850
330		Panama Notas del Tesoro, 144A	3.750%	4/17/26	BBB	330,000
		Total Panama				3,300,671

		Paraguay – 1.4%

795		Paraguay Government International Bond, Reg S	4.625%	1/25/23	Ba1	795,008
640		Paraguay Government International Bond, Reg S	5.000%	4/15/26	Ba1	646,407
725		Paraguay Government International Bond, Reg S	6.100%	8/11/44	Ba1	761,257
		Total Paraguay				2,202,672

		Peru – 0.1%

200		Hunt Oil Co of Peru LLC Sucursal Del Peru, Reg S	6.375%	6/01/28	BBB	134,000

		Qatar – 1.6%

625		Qatar Government International Bond, 144A	5.103%	4/23/48	AA–	757,837
555		Qatar Government International Bond, Reg S	4.500%	4/23/28	AA–	607,922
655		Qatar Government International Bond, Reg S	4.625%	6/02/46	AA–	756,525
200		Qatar Government International Bond, Reg S	5.103%	4/23/48	AA–	242,508
210		Qatar Government International Bond, Reg S	4.817%	3/14/49	AA–	247,109
		Total Qatar				2,611,901

		Romania – 1.0%

275	EUR	Romanian Government International Bond, 144A	2.124%	7/16/31	BBB–	277,583
116	EUR	Romanian Government International Bond, 144A	3.375%	1/28/50	BBB–	114,250
110	EUR	Romanian Government International Bond, Reg S	2.124%	7/16/31	BBB–	111,033
196		Romanian Government International Bond, Reg S	6.125%	1/22/44	BBB–	225,243
800		Romanian Government International Bond, Reg S	5.125%	6/15/48	BBB–	827,184
		Total Romania				1,555,293

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Russia – 3.3%

23,810	RUB	Russian Federal Bond – OFZ	7.950%	10/07/26	N/R	$325,064
3,430	RUB	Russian Federal Bond – OFZ	6.900%	5/23/29	BBB	44,419
9,540	RUB	Russian Federal Bond – OFZ	7.650%	4/10/30	N/R	130,285
1,265	RUB	Russian Federal Bond – OFZ	8.500%	9/17/31	BBB	18,434
7,940	RUB	Russian Federal Bond – OFZ	7.700%	3/23/33	BBB	109,688
600		Russian Foreign Bond – Eurobond, Reg S	4.375%	3/21/29	BBB	641,379
600		Russian Foreign Bond – Eurobond, 144A	4.250%	6/23/27	BBB	628,038
200		Russian Foreign Bond – Eurobond, 144A	5.100%	3/28/35	BBB	230,925
600		Russian Foreign Bond – Eurobond, Reg S	4.750%	5/27/26	BBB	636,821
200		Russian Foreign Bond – Eurobond, Reg S	4.750%	5/27/26	BBB	212,274
1,600		Russian Foreign Bond – Eurobond, Reg S	4.250%	6/23/27	BBB	1,674,976
200		Russian Foreign Bond – Eurobond, Reg S	4.375%	3/21/29	BBB	213,793
400		Russian Foreign Bond – Eurobond, Reg S	5.100%	3/28/35	BBB	461,849
		Total Russia				5,327,945

		Saudi Arabia – 0.8%

340		Saudi Arabian Oil Co, 144A	2.750%	4/16/22	A1	333,061
225		Saudi Arabian Oil Co, Reg S	4.250%	4/16/39	A	223,005
200		Saudi Government International Bond, Reg S	3.625%	3/04/28	A1	203,032
345		Saudi Government International Bond, Reg S	4.500%	10/26/46	A1	349,537
200		Saudi Government International Bond, Reg S	4.625%	10/04/47	A1	204,575
		Total Saudi Arabia				1,313,210

		Senegal – 0.5%

200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	163,696
200		Senegal Government International Bond, Reg S	8.750%	5/13/21	Ba3	196,006
415		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	339,463
200		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	163,596
		Total Senegal				862,761

		Serbia – 0.2%

220		Serbia International Bond, Reg S	7.250%	9/28/21	BB+	229,910
150	EUR	Serbia International Bond, 144A	1.500%	6/26/29	BB+	150,981
		Total Serbia				380,891

		South Africa – 0.3%

200		Eskom Holdings SOC Ltd, Reg S	5.750%	1/26/21	CCC+	169,000
270		Eskom Holdings SOC Ltd, Reg S	6.750%	8/06/23	CCC+	200,461
220		Republic of South Africa Government International Bond	5.750%	9/30/49	Ba1	159,500
		Total South Africa				528,961

		Sri Lanka – 0.6%

335		Sri Lanka Government International Bond, 144A	6.200%	5/11/27	B	194,311
395		Sri Lanka Government International Bond, Reg S	6.250%	7/27/21	B	260,700
415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	B	244,842
200		Sri Lanka Government International Bond, Reg S	6.825%	7/18/26	B	118,000
230		Sri Lanka Government International Bond, Reg S	6.200%	5/11/27	B	133,408
		Total Sri Lanka				951,261

		Tunisia – 0.1%

105	EUR	Banque Centrale de Tunisie International Bond, 144A	6.750%	10/31/23	B+	104,539

		Turkey – 1.2%

870		Turkey Government International Bond	7.000%	6/05/20	BB–	870,000
415		Turkey Government International Bond	3.250%	3/23/23	BB–	370,757
250		Turkey Government International Bond	6.000%	3/25/27	BB–	222,876
245		Turkey Government International Bond	5.125%	2/17/28	BB–	205,173
295		Turkey Government International Bond	5.750%	5/11/47	BB–	216,825
		Total Turkey				1,885,631

Principal Amount (000) (1)	Description (2)			Coupon	Maturity	Ratings (3)	Value

	Ukraine – 1.1%

$200	NAK Naftogaz Ukraine via Kondor Finance PLC, 144A			7.625%	11/08/26	B	$162,054
100	Ukraine Government International Bond, 144A			7.750%	9/01/27	B	91,281
323	Ukraine Government International Bond, 144A			7.375%	9/25/32	B	292,315
315	Ukraine Government International Bond, Reg S			7.750%	9/01/22	B	297,637
100	Ukraine Government International Bond, Reg S			7.750%	9/01/24	B	91,976
245	Ukraine Government International Bond, Reg S			7.750%	9/01/26	B	224,790
135	Ukraine Government International Bond, Reg S			7.750%	9/01/26	B	123,863
145	Ukraine Government International Bond, Reg S			7.750%	9/01/27	B–	134,777
455	Ukraine Government International Bond, Reg S			7.375%	9/25/32	B	412,002
	Total Ukraine						1,830,695

	United Arab Emirates – 1.8%

430	Abu Dhabi Government International Bond, 144A			2.125%	9/30/24	AA	423,980
1,085	Abu Dhabi Government International Bond, 144A			3.125%	9/30/49	AA	1,009,050
425	Abu Dhabi Government International Bond, Reg S			3.125%	5/03/26	AA	433,605
455	Abu Dhabi Government International Bond, Reg S			3.125%	9/30/49	AA	422,786
360	Abu Dhabi National Energy Co PJSC, Reg S			4.375%	6/22/26	A	361,990
200	Oztel Holdings SPC Ltd, 144A			6.625%	4/24/28	Ba2	142,032
	Total United Arab Emirates						2,793,443

	Venezuela – 0.2%

1,877	Petroleos de Venezuela SA, Reg S, (4)			6.000%	11/15/26	N/R	112,605
360	Venezuela Government International Bond, Reg S, (4)			9.000%	5/07/23	C	32,400
1,040	Venezuela Government International Bond, Reg S, (4)			9.250%	5/07/28	C	93,600
	Total Venezuela						238,605

	Vietnam – 0.1%

250	Mong Duong Finance Holdings BV, 144A			5.125%	5/07/29	BB	210,754

	Zambia – 0.1%

325	Zambia Government International Bond, Reg S			8.970%	7/30/27	CCC	127,872
	Total Emerging Market Debt and Foreign Corporate Bonds (cost $75,730,963)						64,890,914

Principal Amount (000)	Description (2)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 34.6% (24.6% of Total Investments) (5)

	Aerospace & Defense – 0.4%

$143	Standard Aero, Term Loan B1	4.950%	3-Month LIBOR	3.500%	4/06/26	B	$116,246
77	Standard Aero, Term Loan B2	4.950%	3-Month LIBOR	3.500%	4/06/26	B	62,498
482	Transdigm, Inc., Term Loan F	3.239%	1-Month LIBOR	2.250%	12/09/25	Ba3	443,761
702	Total Aerospace & Defense						622,505

	Airlines – 1.2%

428	American Airlines, Inc., Term Loan 2025	2.709%	1-Month LIBOR	1.750%	6/27/25	Ba1	347,702
1,940	American Airlines, Inc., Term Loan B	2.941%	1-Month LIBOR	2.000%	4/28/23	BB+	1,610,200
2,368	Total Airlines						1,957,902

	Auto Components – 0.2%

299	Johnson Controls Inc., Term Loan B	4.441%	1-Month LIBOR	3.500%	4/30/26	Ba3	274,620

	Beverages – 0.2%

418	Jacobs Douwe Egberts, Term Loan B	3.625%	1-Month LIBOR	2.000%	11/01/25	Ba1	394,627

	Biotechnology – 0.4%

623	Grifols, Inc., Term Loan B, First Lien	2.684%	1-Week LIBOR	2.000%	11/15/27	BB+	594,862

	Building Products – 0.3%

232	Advanced Drainage Systems, Term Loan B	3.813%	1-Month LIBOR	2.250%	7/31/26	Ba1	216,469
61	Fairmount, Initial Term Loan	5.874%	3-Month LIBOR	4.000%	6/01/25	BB–	28,952

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (2)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (3)	Value

	Building Products (continued)

$339	Quikrete Holdings, Inc., Term Loan B	3.489%	1-Month LIBOR	2.500%	1/29/27	BB–	$313,393
632	Total Building Products						558,814

	Capital Markets – 0.5%

475	Lions Gate Entertainment Corporation, Term Loan A	2.739%	1-Month LIBOR	1.750%	3/22/23	Ba2	431,459
315	RPI Finance Trust, Term Loan B1	2.739%	1-Month LIBOR	1.750%	2/11/27	BBB–	294,462
111	RPI Finance Trust, Term Loan B1	2.739%	1-Month LIBOR	1.750%	2/11/27	BBB–	104,528
901	Total Capital Markets						830,449

	Chemicals – 0.6%

561	Axalta Coating Systems, Term Loan, First Lien	3.200%	3-Month LIBOR	1.750%	6/01/24	BBB–	535,764
387	H.B. Fuller Company, Term Loan B	2.773%	1-Month LIBOR	2.000%	10/22/24	BB+	340,507
118	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	109,421
1,066	Total Chemicals						985,692

	Commercial Services & Supplies – 1.6%

686	ADS Waste Holdings, Inc., Term Loan B	2.894%	1-Week LIBOR	2.250%	11/10/23	BB+	681,028
75	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.085%	3-Month LIBOR	4.250%	6/21/24	B–	60,800
1,037	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	936,295
517	GFL Environmental, Term Loan	3.991%	1-Month LIBOR	3.000%	5/30/25	Ba3	504,094
100	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	93,000
215	Trans Union LLC, Term Loan B5	2.739%	1-Month LIBOR	1.750%	11/16/26	BB+	207,823
42	West Corporation, Incremental Term Loan B1	4.950%	3-Month LIBOR	3.500%	10/10/24	B2	31,407
2,672	Total Commercial Services & Supplies						2,514,447

	Communications Equipment – 0.9%

457	Avaya, Inc., Term Loan B	4.955%	1-Month LIBOR	4.250%	12/15/24	B	393,735
395	CommScope, Inc., Term Loan B	4.239%	1-Month LIBOR	3.250%	4/06/26	Ba3	375,576
442	Plantronics, Term Loan B	3.459%	1-Month LIBOR	2.500%	7/02/25	Ba2	348,765
66	Plantronics, Term Loan B	3.459%	6-Month LIBOR	2.500%	7/02/25	Ba2	52,482
369	Univision Communications, Inc., Term Loan C5, (DD1)	3.750%	1-Month LIBOR	2.750%	3/15/24	B	317,067
1,729	Total Communications Equipment						1,487,625

	Consumer Finance – 0.2%

366	Verscend Technologies, Tern Loan B	5.489%	1-Month LIBOR	4.500%	8/27/25	B+	347,687

	Containers & Packaging – 0.6%

350	Berry Global, Inc., Term Loan W	2.863%	1-Month LIBOR	2.000%	10/01/22	BBB–	336,985
637	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.501%	3-Month LIBOR	1.750%	1/30/27	BB+	605,069
987	Total Containers & Packaging						942,054

	Distributors – 0.2%

1	SRS Distribution, Inc., Term Loan B	4.072%	1-Month LIBOR	3.000%	5/23/25	B3	838
383	SRS Distribution, Inc., Term Loan B	4.072%	6-Month LIBOR	3.000%	5/23/25	B3	329,523
384	Total Distributors						330,361

	Diversified Consumer Services – 0.3%

494	Refinitiv, Term Loan B	4.239%	1-Month LIBOR	3.250%	10/01/25	B	476,674

	Diversified Financial Services – 0.3%

323	Ditech Holding Corporation., Term Loan B, First Lien, (4)	0.000%	N/A	N/A	6/30/22	D	127,745
168	Lions Gate Entertainment Corp., Term Loan B	3.239%	1-Month LIBOR	2.250%	3/24/25	Ba2	153,681

Principal Amount (000)	Description (2)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (3)	Value

	Diversified Financial Services (continued)

$268	Travelport LLC, Term Loan B	6.072%	6-Month LIBOR	5.000%	5/29/26	B+	$175,852
759	Total Diversified Financial Services						457,278

	Diversified Telecommunication Services –1.8%

1,192	CenturyLink, Inc, Term Loan B	3.239%	1-Month LIBOR	2.250%	3/15/27	BBB–	1,119,657
752	Frontier Communications Corporation, Term Loan B	5.350%	6-Month LIBOR	3.750%	1/14/22	B3	718,432
2	Frontier Communications Corporation, Term Loan B	5.350%	3-Month LIBOR	3.750%	1/14/22	B3	2,401
79	Intelsat Jackson Holdings, S.A., Term Loan B4	6.432%	3-Month LIBOR	4.500%	1/02/24	B1	72,993
125	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	117,635
494	Numericable Group S.A., Term Loan B13	4.705%	1-Month LIBOR	4.000%	8/14/26	B	472,766
400	Zayo Group LLC, Initial Dollar Term Loan	3.989%	1-Month LIBOR	3.000%	3/09/27	B1	380,000
3,044	Total Diversified Telecommunication Services						2,883,884

	Electrical Equipment – 0.3%

391	Avolon LLC, Term Loan B4	2.273%	1-Month LIBOR	1.500%	2/12/27	Baa2	339,100
250	Vertiv Co., Term Loan B	4.581%	1-Month LIBOR	3.000%	3/02/27	B+	217,500
641	Total Electrical Equipment						556,600

	Entertainment – 0.4%

347	AMC Entertainment, Inc., Term Loan B	4.080%	6-Month LIBOR	3.000%	4/22/26	BB–	258,322
351	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B+	312,863
698	Total Entertainment						571,185

	Food & Staples Retailing – 1.0%

1,646	US Foods, Inc., New Term Loan	2.739%	1-Month LIBOR	1.750%	6/27/23	BB+	1,542,117

	Food Products – 0.4%

249	B&G Foods Inc., Term Loan, First Lien	3.489%	1-Month LIBOR	2.500%	10/10/26	BB	234,758
500	Froneri Lux FinCo SARL, Term Loan, First Lien	3.239%	1-Month LIBOR	2.250%	1/29/27	B+	480,000
749	Total Food Products						714,758

	Health Care Providers & Services – 2.6%

757	Acadia Healthcare, Inc., Term Loan B3	3.500%	1-Month LIBOR	2.500%	2/11/22	Ba2	702,150
60	Air Medical Group Holdings, Inc., Term Loan B	4.932%	2-Month LIBOR	3.250%	4/28/22	B1	56,190
230	Brightspring Health, Term Loan B	4.113%	1-Month LIBOR	3.250%	3/05/26	B	209,502
1,214	HCA, Inc., Term Loan B12	2.739%	1-Month LIBOR	1.750%	3/13/25	BBB–	1,163,738
541	HCA, Inc., Term Loan B13	2.739%	1-Month LIBOR	1.750%	3/18/26	BBB–	517,076
209	Lifepoint Health, Inc., New Term Loan B	4.739%	1-Month LIBOR	3.750%	11/16/25	B+	195,113
193	Millennium Laboratories, Inc., Term Loan B, First Lien, (4)	7.500%	1-Month LIBOR	6.500%	12/21/20	Caa3	72,835
1,367	Select Medical Corporation, Term Loan B	3.430%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,304,909
4,571	Total Health Care Providers & Services						4,221,513

	Health Care Technology – 0.7%

997	Emdeon, Inc., Term Loan	3.498%	1-Month LIBOR	2.500%	3/01/24	B+	951,761
249	Zelis, Term Loan B	5.739%	1-Month LIBOR	4.750%	9/30/26	B	231,919
1,246	Total Health Care Technology						1,183,680

	Hotels, Restaurants & Leisure – 3.9%

1,008	24 Hour Fitness Worldwide, Inc., Term Loan B	4.950%	3-Month LIBOR	3.500%	5/30/25	B–	238,011
466	Aramark Corporation, Term Loan	2.739%	1-Month LIBOR	1.750%	3/11/25	BBB–	439,907
1,593	Burger King Corporation, Term Loan B4	2.739%	1-Month LIBOR	1.750%	11/19/26	BB+	1,477,756

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (2)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (3)	Value

	Hotels, Restaurants & Leisure (continued)

$541	Caesars Entertainment Operating Company, Inc., Term Loan B	2.989%	1-Month LIBOR	2.000%	10/06/24	BB	$445,889
1,005	Caesars Resort Collection, Term Loan, First Lien	3.739%	1-Month LIBOR	2.750%	12/23/24	BB	824,430
496	Carrols Restaurant Group Inc., Term Loan B	4.210%	1-Month LIBOR	3.250%	4/30/26	B–	365,364
703	Hilton Hotels, Term Loan B2	2.697%	1-Month LIBOR	1.750%	6/22/26	BBB–	669,211
496	Marriott Ownership Resorts, Inc., Term Loan B	2.739%	1-Month LIBOR	1.750%	8/29/25	BBB–	441,663
220	PCI Gaming, Term Loan, First Lien	3.489%	1-Month LIBOR	2.500%	5/31/26	BB+	182,021
765	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.989%	1-Month LIBOR	3.000%	4/01/24	B2	638,479
483	YUM Brands, Term Loan B	2.362%	1-Month LIBOR	1.750%	4/03/25	BBB–	460,954
7,776	Total Hotels, Restaurants & Leisure						6,183,685

	Household Durables – 0.0%

78	Serta Simmons Holdings LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.500%	11/08/23	CCC	32,941

	Household Products – 0.7%

1,232	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.739%	1-Month LIBOR	2.750%	2/05/23	B+	1,173,503

	Insurance – 0.5%

250	Acrisure LLC, Term Loan B	5.207%	3-Month LIBOR	3.500%	2/15/27	B	223,750
348	Asurion LLC, Term Loan B6	3.989%	1-Month LIBOR	3.000%	11/03/23	Ba3	335,979
200	Broadstreet Partners, Inc., Term Loan B	4.239%	1-Month LIBOR	3.250%	1/27/27	B	178,542
798	Total Insurance						738,271

	Interactive Media & Services – 0.3%

497	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.763%	3-Month LIBOR	3.000%	11/03/23	B+	438,544
1	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.256%	2-Month LIBOR	3.000%	11/03/23	B+	1,127
498	Total Interactive Media & Services						439,671

	Internet & Direct Marketing Retail – 0.2%

290	Uber Technologies, Inc., Term Loan	6.250%	1-Month LIBOR	4.000%	4/04/25	B1	273,245

	Internet Software & Services – 0.3%

483	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	422,271

	IT Services – 0.6%

486	Tempo Acquisition LLC, Term Loan B	3.739%	1-Month LIBOR	2.750%	5/01/24	B1	441,515
157	West Corporation, Term Loan B	5.450%	3-Month LIBOR	4.000%	10/10/24	B2	119,446
482	WEX, Inc., Term Loan B3	3.239%	1-Month LIBOR	2.250%	5/15/26	Ba2	423,140
1,125	Total IT Services						984,101

	Life Sciences Tools & Services – 0.1%

194	Inventiv Health, Inc., Term Loan B	2.739%	1-Month LIBOR	1.750%	8/01/24	BB	187,989

	Machinery – 0.2%

282	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B+	248,403

	Marine – 0.0%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B	64,917

	Media – 4.3%

463	CBS Outdoor Americas Inc., Term Loan B	2.547%	1-Month LIBOR	1.750%	11/18/26	BB+	400,994
875	Cequel Communications LLC, Term Loan B	2.862%	1-Month LIBOR	2.250%	1/15/26	BB	844,190

Principal Amount (000)	Description (2)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (3)	Value

	Media (continued)

$936	Charter Communications Operating Holdings LLC, Term Loan B2	2.740%	1-Month LIBOR	1.750%	2/01/27	BBB–	$903,279
204	Cineworld Group PLC, Term Loan B	3.322%	6-Month LIBOR	2.250%	2/28/25	B	142,553
742	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.489%	1-Month LIBOR	3.500%	8/21/26	B+	630,387
150	Cox Media/Terrier Media, Term Loan, First Lien	5.700%	3-Month LIBOR	4.250%	12/17/26	BB–	135,785
99	CSC Holdings LLC, Refinancing Term Loan	2.862%	1-Month LIBOR	2.250%	7/17/25	BB	95,675
196	Cumulus Media, Inc., Term Loan B	4.822%	6-Month LIBOR	3.750%	3/31/26	B2	160,241
495	EW Scripps, Term Loan B2	3.489%	1-Month LIBOR	2.500%	5/01/26	Ba2	472,737
276	Gray Television, Inc., Term Loan B2	3.765%	1-Month LIBOR	2.250%	2/07/24	BB	262,054
476	iHeartCommunications Inc., Term Loan B	3.989%	1-Month LIBOR	3.000%	5/01/26	BB–	405,771
511	Intelsat Jackson Holdings, S.A., Term Loan B	5.682%	3-Month LIBOR	3.750%	11/30/23	B1	473,607
386	Meredith Corporation, Term Loan B2	3.489%	1-Month LIBOR	2.500%	1/31/25	BB	345,314
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	3.490%	1-Month LIBOR	2.500%	7/03/25	BB	22,454
86	Nexstar Broadcasting, Inc., Term Loan B3	3.831%	1-Month LIBOR	2.250%	1/17/24	BB	80,933
332	Nexstar Broadcasting, Inc., Term Loan B3	3.191%	1-Month LIBOR	2.250%	1/17/24	BB	313,802
490	Sinclair Television Group, Term Loan B2	3.240%	1-Month LIBOR	2.250%	1/03/24	BB+	472,728
257	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/18/23	B	239,670
481	Ziggo B.V., Term Loan	3.205%	1-Month LIBOR	2.500%	4/30/28	B+	459,347
7,480	Total Media						6,861,521

	Multiline Retail – 0.1%

10	Belk, Inc., Term Loan, First Lien	7.750%	6-Month LIBOR	6.750%	7/31/25	B2	5,950
245	EG America LLC, Term Loan, First Lien	5.072%	6-Month LIBOR	4.000%	2/07/25	B	182,281
255	Total Multiline Retail						188,231

	Oil, Gas & Consumable Fuels – 0.1%

208	Fieldwood Energy LLC, Exit Term Loan	7.027%	3-Month LIBOR	5.250%	4/11/22	B+	74,146
267	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.027%	3-Month LIBOR	7.250%	4/11/23	B+	27,248
475	Total Oil, Gas & Consumable Fuels						101,394

	Personal Products – 0.2%

748	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.113%	3-Month LIBOR	3.500%	11/16/20	B3	299,412

	Pharmaceuticals – 0.8%

249	Endo Health Solutions, Inc., Term Loan B	5.250%	1-Month LIBOR	4.250%	4/29/24	B+	225,670
133	Valeant Pharmaceuticals International, Inc., Term Loan B	3.362%	1-Month LIBOR	2.750%	11/27/25	BB	126,506
966	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.612%	1-Month LIBOR	3.000%	6/02/25	BB	924,280
1,348	Total Pharmaceuticals						1,276,456

	Professional Services – 0.3%

298	On Assignment, Inc., Term Loan B3	2.739%	1-Month LIBOR	1.750%	4/02/25	BBB–	278,575
242	Nielsen Finance LLC, Term Loan B4	3.005%	1-Month LIBOR	2.000%	10/04/23	BBB–	226,034
540	Total Professional Services						504,609

	Real Estate Management & Development – 0.4%

896	GGP, Initial Term Loan A2	3.239%	1-Month LIBOR	2.250%	8/28/23	BB+	627,503

	Road & Rail – 0.6%

308	Avolon LLC, Term Loan B3	2.523%	1-Month LIBOR	1.750%	1/15/25	Baa2	278,102
233	Fly Funding II S.a r.l., Replacement Term Loan	3.480%	3-Month LIBOR	1.750%	8/11/25	BBB–	203,727
500	Genesee & Wyoming Inc., Term Loan, First Lien	3.450%	3-Month LIBOR	2.000%	12/30/26	BB	482,502
1,041	Total Road & Rail						964,331

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (2)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment – 0.5%

$211	MaxLinear, Inc., Term Loan B	3.250%	1-Month LIBOR	2.500%	5/13/24	BB–	$184,916
287	Microchip Technology, Inc., Term Loan B	2.990%	1-Month LIBOR	2.000%	5/29/25	Baa3	278,822
443	MKS Instruments, Inc., Term Loan B6	2.739%	1-Month LIBOR	1.750%	2/02/26	BB+	403,702
941	Total Semiconductors & Semiconductor Equipment						867,440

	Software – 2.9%

660	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	633,339
248	Epicor Software Corporation, Term Loan B	4.240%	1-Month LIBOR	3.250%	6/01/22	B2	228,444
483	Greeneden U.S. Holdings II LLC, Term Loan B	4.239%	1-Month LIBOR	3.250%	12/01/23	B2	456,177
602	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	583,595
486	Kronos Incorporated, Term Loan B	4.763%	3-Month LIBOR	3.000%	11/01/23	B	448,122
240	McAfee LLC, Term Loan B	4.691%	1-Month LIBOR	3.750%	9/30/24	B	226,925
123	Micro Focus International PLC, New Term Loan	3.489%	1-Month LIBOR	2.500%	6/21/24	BB–	111,605
833	Micro Focus International PLC, Term Loan B	3.489%	1-Month LIBOR	2.500%	6/21/24	BB–	753,697
491	Quintiles Transnational Corporation, Dollar Term Loan B3	3.200%	3-Month LIBOR	1.750%	6/11/25	BBB–	474,056
356	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	2.739%	1-Month LIBOR	1.750%	4/16/25	BB+	336,790
254	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	2.739%	1-Month LIBOR	1.750%	4/16/25	BB+	240,323
109	TIBCO Software, Inc., Term Loan, First Lien	4.740%	1-Month LIBOR	3.750%	6/30/26	B+	103,468
4,885	Total Software						4,596,541

	Specialty Retail – 0.6%

480	Belron Finance US LLC, Initial Term Loan B	3.992%	3-Month LIBOR	2.250%	11/07/24	BB	456,000
98	Petco Animal Supplies, Inc., Term Loan B1	5.027%	3-Month LIBOR	3.250%	1/26/23	B2	68,472
436	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	419,593
1,014	Total Specialty Retail						944,065

	Technology Hardware, Storage & Peripherals – 1.2%

304	BMC Software, Inc., Term Loan B	5.239%	1-Month LIBOR	4.250%	10/02/25	B2	255,972
705	Dell International LLC, Refinancing Term Loan B1	2.990%	1-Month LIBOR	2.000%	9/19/25	BBB–	677,066
249	NCR Corporation, Term Loan B	3.490%	1-Month LIBOR	2.500%	8/28/26	BBB–	227,606
735	Western Digital, Term Loan B	3.353%	1-Month LIBOR	1.750%	4/29/23	Baa2	713,159
1,993	Total Technology Hardware, Storage & Peripherals						1,873,803

	Trading Companies & Distributors – 0.5%

221	HD Supply Waterworks, Ltd., Term Loan B	4.331%	3-Month LIBOR	2.750%	8/01/24	B+	197,412
341	HD Supply Waterworks, Ltd., Term Loan B	4.331%	1-Month LIBOR	2.750%	8/01/24	B+	305,634
377	Univar, Inc., Term Loan B	3.700%	3-Month LIBOR	2.250%	7/01/24	BB+	362,251
939	Total Trading Companies & Distributors						865,297

	Wireless Telecommunication Services – 0.2%

267	Sprint Corporation, Term Loan, First Lien	3.500%	1-Month LIBOR	2.500%	2/02/24	Ba2	265,812
$62,685	Total Variable Rate Senior Loan Interests (cost $62,376,784)						55,434,746

Shares	Description (2)						Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 33.6% (23.9% of Total Investments)

	Health Care – 2.1%

88,740	Healthpeak Properties Inc						$2,116,449
12,475	Ventas Inc						334,330
21,490	Welltower Inc						983,812
	Total Health Care						3,434,591

	Industrial – 3.7%

60,925	Duke Realty Corp						1,972,752

Shares	Description (2)	Value

	Industrial (continued)

48,438	Prologis Inc	$3,892,962
	Total Industrial	5,865,714

	Office – 7.6%

17,825	Alexandria Real Estate Equities Inc	2,443,094
20,370	Boston Properties Inc	1,878,725
86,030	Brandywine Realty Trust	905,036
44,625	Columbia Property Trust Inc	557,813
20,995	Cousins Properties Inc	614,524
68,635	Douglas Emmett Inc	2,094,054
96,925	Hudson Pacific Properties Inc	2,458,018
30,395	SL Green Realty Corp	1,310,024
	Total Office	12,261,288

	Residential – 8.4%

111,450	American Homes 4 Rent	2,585,640
66,098	Apartment Investment & Management Co	2,323,345
15,025	AvalonBay Communities Inc	2,211,229
23,425	Camden Property Trust	1,856,197
35,540	Equity Residential	2,193,173
106,465	Invitation Homes Inc	2,275,157
	Total Residential	13,444,741

	Retail – 2.7%

18,405	Federal Realty Investment Trust	1,373,197
39,660	Regency Centers Corp	1,524,134
8,925	Simon Property Group Inc	489,626
67,545	Weingarten Realty Investors	974,674
	Total Retail	4,361,631

	Specialized – 9.1%

21,895	CoreSite Realty Corp	2,537,631
65,555	CubeSmart	1,756,218
17,760	Digital Realty Trust Inc	2,467,042
6,055	Equinix Inc	3,781,771
16,190	Extra Space Storage Inc	1,550,354
12,225	Public Storage	2,428,007
	Total Specialized	14,521,023
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $49,878,004)	53,888,988

Shares	Description (2)	Value

	COMMON STOCKS – 26.0% (18.5% of Total Investments)

	Aerospace & Defense – 1.0%

6,880	General Dynamics Corp, (7)	$910,293
8,950	Thales SA, (8)	741,201
	Total Aerospace & Defense	1,651,494

	Air Freight & Logistics – 0.9%

53,790	Deutsche Post AG, (8)	1,442,034

	Banks – 2.1%

35,350	Bank of America Corp	750,480
25,960	Citigroup Inc	1,093,435
102,845	ING Groep NV, sponsored ADR	529,652
10,495	JPMorgan Chase & Co	944,865
	Total Banks	3,318,432

	Capital Markets – 0.7%

78,781	Deutsche Boerse AG, ADR, (8)	1,065,119

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Shares	Description (2)	Value

	Chemicals – 0.8%

17,000	DuPont de Nemours Inc	$579,700
19,950	Nutrien Ltd	682,011
	Total Chemicals	1,261,711

	Communications Equipment – 0.5%

20,250	Cisco Systems Inc, (7)	796,027

	Diversified Telecommunication Services – 1.0%

40,605	Nippon Telegraph & Telephone Corp, ADR, (8)	959,090
72,064	Telefonica Brasil SA	685,815
	Total Diversified Telecommunication Services	1,644,905

	Electric Utilities – 0.5%

19,346	FirstEnergy Corp	775,194

	Electrical Equipment – 0.5%

9,735	Eaton Corp PLC	756,312

	Energy Equipment & Services – 0.0%

3,685	Transocean Ltd, (9)	4,275

	Entertainment – 1.0%

4,239	Nintendo Co Ltd, (8)	1,647,502

	Food & Staples Retailing – 0.7%

35,200	Seven & i Holdings Co Ltd, (8)	1,162,476

	Health Care Providers & Services – 1.1%

4,310	Anthem Inc	978,542
10,480	Fresenius Medical Care AG & Co KGaA, (8)	684,092
6,594	Millennium Health LLC, (8), (9)	363
6,140	Millennium Health LLC, (9), (10)	6,496
5,767	Millennium Health LLC, (9), (10)	5,813
	Total Health Care Providers & Services	1,675,306

	Household Products – 0.3%

6,885	Henkel AG & Co KGaA, (8)	550,673

	Industrial Conglomerates – 0.5%

8,500	Siemens AG, (8)	711,748

	Insurance – 1.9%

28,682	Ageas, (8)	1,195,236
4,167	Allianz SE, (8)	709,629
18,590	CNA Financial Corp	577,034
40,240	Old Republic International Corp	613,660
	Total Insurance	3,095,559

	IT Services – 0.4%

12,030	Amdocs Ltd	661,289

	Machinery – 0.4%

37,800	Komatsu Ltd, (8)	611,733

	Media – 0.9%

24,320	Clear Channel Outdoor Holdings Inc, (9)	15,565
33,123	Comcast Corp, (7)	1,138,769
8,232	Cumulus Media Inc, (9)	44,617
655,185	Hibu plc, (8), (9)	42,587
10,343	iHeartMedia Inc, (9)	75,607
2,099	Metro-Goldwyn-Mayer Inc, (8), (9)	141,683

Shares	Description (2)			Value

	Media (continued)

3,185	Tribune Co, (9), (10)			$701
	Total Media			1,459,529

	Multi-Utilities – 1.3%

100,623	National Grid PLC, (8)			1,175,706
43,698	Veolia Environnement SA, (8)			922,940
	Total Multi-Utilities			2,098,646

	Oil, Gas & Consumable Fuels – 1.2%

9,298	Chevron Corp, (7)			673,733
89,750	Enterprise Products Partners LP, (7)			1,283,425
	Total Oil, Gas & Consumable Fuels			1,957,158

	Pharmaceuticals – 3.5%

18,485	AstraZeneca PLC, sponsored ADR			825,540
12,120	Bayer AG, (8)			694,457
19,330	Bristol-Myers Squibb Co			1,077,454
38,760	GlaxoSmithKline PLC, ADR			1,468,617
17,130	Roche Holding AG, sponsored ADR, (8)			694,964
10,525	Sanofi, (8)			911,200
	Total Pharmaceuticals			5,672,232

	Semiconductors & Semiconductor Equipment – 0.7%

2,313	Broadcom Inc, (7)			548,412
39,804	Infineon Technologies AG, (8)			574,601
	Total Semiconductors & Semiconductor Equipment			1,123,013

	Software – 1.7%

9,557	Microsoft Corp, (7)			1,507,234
24,700	Oracle Corp, (7)			1,193,751
	Total Software			2,700,985

	Specialty Retail – 0.4%

7,330	Lowe’s Cos Inc			630,746

	Technology Hardware, Storage & Peripherals – 0.6%

29,120	Samsung Electronics Co Ltd, (8)			948,951

	Tobacco – 0.4%

8,615	Philip Morris International Inc			628,550

	Trading Companies & Distributors – 0.4%

49,400	Mitsui & Co Ltd, (8)			685,855

	Wireless Telecommunication Services – 0.6%

61,047	SK Telecom Co Ltd, ADR			993,235
	Total Common Stocks (cost $43,588,783)			41,730,689

Shares	Description (2)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.2% (0.8% of Total Investments)

	Health Care Technology – 0.3%

12,200	Change Healthcare Inc	6.000%	N/R	$496,662

	Life Sciences Tools & Services – 0.3%

8,800	Avantor Inc	6.250%	N/R	381,568

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Shares	Description (2)			Coupon		Ratings (3)	Value

	Semiconductors & Semiconductor Equipment – 0.6%

1,050	Broadcom Inc			8.000%		N/R	$981,078
	Total Convertible Preferred Securities (cost $2,459,740)						1,859,308

Shares	Description (2)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 0.4% (0.3% of Total Investments)

	Banks – 0.4%

11,000	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Activision Blizzard (Cap 116.71% of Issue Price), 144A	10.000%	$55.7410	$65.0550	5/20/2020		$643,768
	Total Structured Notes (cost $627,098)						643,768

Principal Amount (000)	Description (2)			Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.1% (0.1% of Total Investments)

	Media – 0.1%

$106	iHeartCommunications Inc			8.375%	5/01/27	B–	$90,256
$106	Total Corporate Bonds (cost $111,066)						90,256

Shares	Description (2)						Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.0%

1,923	Fieldwood Energy Inc, (8), (9)						$1,923
388	Fieldwood Energy Inc, (8), (9)						388
	Total Common Stock Rights (cost $54,874)						2,311
	Total Long-Term Investments (cost $234,827,312)						218,540,980

Principal Amount (000)	Description (2)			Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.3% (3.0% of Total Investments)

	REPURCHASE AGREEMENTS – 4.3% (3.0% of Total Investments)

$6,849	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $6,848,511, collateralized by $6,615,000 U.S. Treasury Notes, 0.250%, due 7/15/29, value $6,992,683			0.000%	4/01/20		$6,848,511
	Total Short-Term Investments (cost $6,848,511)						6,848,511
	Total Investments (cost $241,675,823) – 140.7%						225,389,491
	Borrowings – (37.1)% (11), (12)						(59,400,000)
	Other Assets Less Liabilities – (3.6)% (13)						(5,814,313)
	Net Assets Applicable to Common Shares – 100%						$160,175,178

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Euro	176,000	U.S. Dollar	190,177	Barclays Bank PLC	6/17/20	$4,497
U.S. Dollar	138,138	Mexican Peso	3,345,000	Barclays Bank PLC	6/17/20	(1,292)
U.S. Dollar	168,025	Mexican Peso	4,047,000	Barclays Bank PLC	6/17/20	(666)
Euro	59,000	U.S. Dollar	63,836	Goldman Sachs Bank USA	6/17/20	1,424
Euro	144,000	U.S. Dollar	159,749	Goldman Sachs Bank USA	6/17/20	(470)
Brazilian Real	1,500,000	U.S. Dollar	320,993	JPMorgan Chase Bank N.A.	6/02/20	(33,502)
Euro	77,000	U.S. Dollar	85,756	JPMorgan Chase Bank N.A.	6/17/20	(586)
Euro	41,000	U.S. Dollar	45,996	JPMorgan Chase Bank N.A.	6/17/20	(645)
Euro	112,000	U.S. Dollar	121,431	JPMorgan Chase Bank N.A.	6/17/20	2,452
U.S. Dollar	227,207	Brazilian Real	1,021,000	JPMorgan Chase Bank N.A.	6/02/20	31,521
U.S. Dollar	103,854	Brazilian Real	470,000	JPMorgan Chase Bank N.A.	6/02/20	13,773
U.S. Dollar	193	Brazilian Real	9,000	JPMorgan Chase Bank N.A.	6/02/20	198
U.S. Dollar	84,849	Brazilian Real	433,000	JPMorgan Chase Bank N.A.	6/02/20	1,860
U.S. Dollar	119,294	Brazilian Real	599,000	JPMorgan Chase Bank N.A.	6/02/20	4,489
U.S. Dollar	61,456	Brazilian Real	311,000	JPMorgan Chase Bank N.A.	6/02/20	1,850
U.S. Dollar	91,774	Brazilian Real	463,000	JPMorgan Chase Bank N.A.	6/02/20	3,035
U.S. Dollar	30,453	Brazilian Real	159,000	JPMorgan Chase Bank N.A.	6/02/20	(21)
U.S. Dollar	3,550,231	Euro	3,192,051	JPMorgan Chase Bank N.A.	6/17/20	19,491
U.S. Dollar	138,393	Indonesian Rupiah	2,077,000,000	JPMorgan Chase Bank N.A.	6/17/20	12,617
U.S. Dollar	115,751	Mexican Peso	2,698,000	JPMorgan Chase Bank N.A.	6/17/20	3,291
U.S. Dollar	335,127	Russian Ruble	25,664,000	JPMorgan Chase Bank N.A.	6/17/20	10,311
U.S. Dollar	54,264	Russian Ruble	4,346,000	JPMorgan Chase Bank N.A.	6/17/20	(741)
U.S. Dollar	53,529	Russian Ruble	4,247,000	JPMorgan Chase Bank N.A.	6/17/20	(223)
U.S. Dollar	29,000	Russian Ruble	2,289,000	JPMorgan Chase Bank N.A.	6/17/20	30
U.S. Dollar	44,150	Russian Ruble	3,502,000	JPMorgan Chase Bank N.A.	6/17/20	(173)
U.S. Dollar	45,222	Russian Ruble	3,587,000	JPMorgan Chase Bank N.A.	6/17/20	(177)
U.S. Dollar	73,782	Russian Ruble	5,952,000	JPMorgan Chase Bank N.A.	6/17/20	(1,549)
Euro	65,000	U.S. Dollar	70,764	Standard Chartered Bank	6/17/20	1,133
Euro	111,000	U.S. Dollar	118,551	Standard Chartered Bank	6/17/20	4,227
Euro	36,000	U.S. Dollar	39,013	State Street Bank and Trust Company	6/17/20	807
Total						$76,961

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	Short	(3)	6/20	$(450,212)	$(447,369)	$2,842	$993
Eurex Euro-Bund	Short	(5)	6/20	(965,198)	(951,306)	13,892	6,011
Eurex Euro-Buxl	Short	(1)	6/20	(240,828)	(231,499)	9,330	5,029
Total				$(1,656,238)	$(1,630,174)	$26,064	$12,033

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(6,047,038)	$(6,047,038)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Emerging Market Debt and Foreign Corporate Bonds	$—	$64,890,914	$—	$64,890,914
Variable Rate Senior Loan Interests	—	55,434,746	—	55,434,746
Real Estate Investment Trust (REIT) Common Stocks	53,888,988	—	—	53,888,988
Common Stocks	23,443,839	18,273,840	13,010	41,730,689
Convertible Preferred Securities	1,859,308	—	—	1,859,308
Structured Notes	—	643,768	—	643,768
Corporate Bonds	—	90,256	—	90,256
Common Stock Rights	—	2,311	—	2,311

Short-Term Investments:
Repurchase Agreements	—	6,848,511	—	6,848,511

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	76,961	—	76,961
Futures Contracts*	26,064	—	—	26,064
Interest Rate Swaps*	—	(6,047,038)	—	(6,047,038)
Total	$79,218,199	$140,214,269	$13,010	$219,445,478
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(2)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(8)	For fair value measurement disclosure purposes, investment classified as Level 2.

(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	Borrowings as a percentage of Total Investments is 26.4%.

(12)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

DD1	Portion of investment purchased on a delayed delivery basis

BRL	Brazilian Real

EUR	Euro

IDR	Indonesian Rupiah

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

RUB	Russian Ruble